RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Sales [Member]
Related Party Transaction, Amounts of Transaction	0	0	8,319
Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	0	28,772
Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	5,338	14,665	9,541
Jinong [Member] | Sales [Member]
Related Party Transaction, Amounts of Transaction	0	0	8,319
Jinong [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	0	25,984
Liyu [Member] | Dividend Received [Member]
Related Party Transaction, Amounts of Transaction	3,000	2,700	2,100
Liyu [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	4,838	14,665	9,541
Xinjiang Ginbo Seeds Center [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	0	2,788
Neijiang Agriculture Institute [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	500	0	0